Long-term debt - Equipment financing narrative (Details) - MacKellar - CAD ($) $ in Thousands		3 Months Ended
	Oct. 01, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Finance lease obligation	$ 30,516	$ 30,516
Finance lease obligations, payments	$ 18,509	$ 18,509